Distribution of Income from operations, excluding Restructuring, by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 319,853	$ 281,536	$ 211,146
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	218,334	189,035	138,185
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	36,509	38,166	23,277
United States
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	44,590	45,320	39,058
Other
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 20,420	$ 9,015	$ 10,626